Mining royalties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	$ 12,832	$ 21,388	$ 30,884
Sindicato Minero de Orcopampa S.A., note 29(b) [Member]
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	4,741	12,122	20,165
Royalties paid to the Peruvian State [Member]
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	$ 8,091	$ 9,266	$ 10,719